Summary of Significant Accounting Policies - Schedule of Impaired Intangible Assets (Detail)	9 Months Ended
Sep. 30, 2019
Developed technology
Amortization of acquired intangible assets	5 years
Trade name
Amortization of acquired intangible assets	3 years
Minimum | Customer relationships
Amortization of acquired intangible assets	7 years
Minimum | Developed technology
Amortization of acquired intangible assets	5 years
Minimum | Trade name
Amortization of acquired intangible assets	2 years
Maximum | Customer relationships
Amortization of acquired intangible assets	10 years
Maximum | Developed technology
Amortization of acquired intangible assets	7 years
Maximum | Trade name
Amortization of acquired intangible assets	5 years